Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense [Abstract]
Tax at the Australian tax rate, percentage	25.00%	25.00%